Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000143790 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143790 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143790 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143790 | GSK PLCFR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143790 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143790 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143790 | Engie SAFR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143790 | Deutsche Bank AGFR_575035902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143790 | Intesa Sanpaolo SpAFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143790 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143790 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143790 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143790 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143790 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143790 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143790 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143790 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143790 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143790 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143792 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143792 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143792 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143792 | GSK PLCFR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143792 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143792 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143792 | Engie SAFR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143792 | Deutsche Bank AGFR_575035902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143792 | Intesa Sanpaolo SpAFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143792 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143792 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143792 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143792 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143792 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143792 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143792 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143792 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143792 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143793 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143793 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143793 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143793 | GSK PLCFR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143793 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143793 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143793 | Engie SAFR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143793 | Deutsche Bank AGFR_575035902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143793 | Intesa Sanpaolo SpAFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143793 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143793 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143793 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143793 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143793 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143793 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143793 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143793 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143793 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014139 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014139 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014139 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014139 | GSK PLCFR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014139 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014139 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014139 | Engie SAFR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014139 | Deutsche Bank AGFR_575035902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014139 | Intesa Sanpaolo SpAFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014139 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014139 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000014139 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000014139 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014139 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000014139 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014139 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014139 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014139 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014139 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014139 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014159 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014159 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014159 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014159 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014159 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014159 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014159 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014159 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014159 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014159 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014159 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000014159 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000014159 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000014159 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014159 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014159 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000014159 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014159 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014159 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014159 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%